Provisions (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
	Years Ended June 30,
	2021	2020

Current
Annual leave (1)	273,876	285,360
Long service leave (1)(2)	263,492	326,679

Total	537,368	612,039

Non-Current
Long service leave (2)	9,768	41,514

Schedule of movements in provisions
	Years Ended June 30,
	2021	2020	2019
Annual leave
Carrying amount at start of year	285,360	245,804	266,487
Charged/(credited) to profit or loss -additional provisions recognised	231,981	278,686	308,032
Amounts used during the year	(231,061)	(240,734)	(328,715)
Change in foreign exchange	(12,404)	1,604	-
Carrying amount at end of year	273,876	285,360	245,804

Long service leave
Carrying amount at start of year	368,193	391,167	323,122
Charged/(credited) to profit or loss -additional provisions recognised	31,725	40,017	68,045
Amounts used during the year	(126,658)	(62,991)	-
Carrying amount at end of year	273,260	368,193	391,167

TOTAL	547,136	653,553	636,971

Schedule of amounts not expected to be settled within the next 12 months
	Years Ended June 30,
	2021	2020

Long service leave obligation expected to be settled after 12 months	9,768	41,514